Financial Assets (Tables)	12 Months Ended
Dec. 31, 2017
Financial Assets
Schedule of non-current financial assets

	Thousands of Euros
	31/12/2017	31/12/2016

Convertible Bond (a)	—	15,201
Non-current derivatives (b) (see note 30)	8,338	13,665
Non-current investment in quoted shares (see note 30)	38,708	29,998

Total Non-current financial assets measured at fair value	47,046	58,864

Convertible Bond (a)	—	25,000
Non-current guarantee deposits	4,820	4,603
Other non-current financial assets	1,346	1,078
Non-current loans to EEAA (c) (see note 31)	16,677	—

Total Non-current financial assets measured at amortized cost	22,843	30,681

Schedule of other current financial assets

	Thousands of Euros
	31/12/2017	31/12/2016

Deposits and guarantees	702	957
Current loans to third parties	59	832
Current loans to associates (see note 31)	9,977	793

Total other current financial assets	10,738	2,582